CONSTRUCTION-IN-PROGRESS (Tables)	12 Months Ended
Dec. 31, 2022
Schedule Of Construction In Progress
SCHEDULE OF CONSTRUCTION IN PROGRESS	Construction-in-progress consist of the following:
As of:	December 31, 2022	December 31, 2021
Greenhouse costs	$-	$452,405